ADVANCES FROM CLIENTS (Tables)	12 Months Ended
Dec. 31, 2017
ADVANCES FROM CLIENTS
Schedule of Current and Non current advances from clients

	12/31/2017	12/31/2016
CURRENT
Early sale of energy - ALBRAS	68,738	60,504
Early sale of energy - BTG PACTUAL	10,153	—
Customer advances - PROINFA	575,962	560,277

	654,853	620,781

NON-CURRENT
Early sale of energy - ALBRAS	519,391	592,215

	519,391	592,215

TOTAL	1,174,244	1,212,996

Schedule of Electricity supply to customers

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 until 12/31/2006 and 800 from 01/01/2007
Alcoa	07/01/2004	03/31/2014	from 304 to 328
BHP	07/01/2004	12/31/2024	from 353.08 to 492

Schedule of position and movement of advances from clients

Balance on 12/31/2016	Amortizations performed	Gains	Balance on 12/31/2017	Current	Non-current

652,719	(82,977)	18,387	588,129	68,738	519,391

Balance on 12/31/2015	Amortizations performed	Gains	Balance on 12/31/2016	Current	Non-current

713,914	(66,867)	5,672	652,719	60,504	592,215

Balance on 12/31/2014	Amortizations performed	Gains	Balance on 12/31/2015	Current	Non-current

771,264	(54,068)	(3,282)	713,914	54,832	659,082